Financial Assets for Trading at Fair Value Through Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	$ 220,811,161	$ 272,064,708
Demand
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Up to 1 month
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	31,521,777	23,988,970
Between 1 and 3 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	28,425,029	36,607,024
Between 3 and 12 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	41,588,089	53,761,624
Between 1 and 3 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	54,528,548	69,305,093
Between 3 and 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	22,822,764	27,429,429
More than 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	41,924,954	60,972,568
Fair value
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	12,309,770	10,119,486
Currency forward
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	44,866,442	49,659,730
Currency forward | Demand
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Currency forward | Up to 1 month
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	14,227,181	15,867,609
Currency forward | Between 1 and 3 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	9,262,636	12,888,002
Currency forward | Between 3 and 12 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	13,988,163	14,222,043
Currency forward | Between 1 and 3 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	5,818,091	4,911,114
Currency forward | Between 3 and 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	576,456	684,394
Currency forward | More than 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	993,915	1,086,568
Currency forward | Fair value
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	1,038,292	1,262,688
Interest rate swaps
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	95,168,834	84,821,033
Interest rate swaps | Demand
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Interest rate swaps | Up to 1 month
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	15,353,818	5,619,676
Interest rate swaps | Between 1 and 3 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	15,394,905	18,456,733
Interest rate swaps | Between 3 and 12 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	16,392,696	20,257,077
Interest rate swaps | Between 1 and 3 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	21,541,572	18,590,489
Interest rate swaps | Between 3 and 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	9,219,884	7,833,406
Interest rate swaps | More than 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	17,265,959	14,063,652
Interest rate swaps | Fair value
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	1,907,001	2,342,464
Cross currency swaps
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	80,045,391	136,964,933
Cross currency swaps | Demand
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Cross currency swaps | Up to 1 month
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	1,826,508	2,244,387
Cross currency swaps | Between 1 and 3 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	3,315,310	5,046,413
Cross currency swaps | Between 3 and 12 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	11,052,105	19,143,224
Cross currency swaps | Between 1 and 3 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	27,159,964	45,796,932
Cross currency swaps | Between 3 and 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	13,026,424	18,911,629
Cross currency swaps | More than 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	23,665,080	45,822,348
Cross currency swaps | Fair value
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	9,356,353	6,505,587
Call currency options
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	367,407	229,575
Call currency options | Demand
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Call currency options | Up to 1 month
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	42,802	44,358
Call currency options | Between 1 and 3 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	198,509	100,886
Call currency options | Between 3 and 12 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	117,175	84,331
Call currency options | Between 1 and 3 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	8,921	0
Call currency options | Between 3 and 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Call currency options | More than 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Call currency options | Fair value
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	6,618	4,100
Put currency options
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	363,087	389,437
Put currency options | Demand
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Put currency options | Up to 1 month
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	71,468	212,940
Put currency options | Between 1 and 3 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	253,669	114,990
Put currency options | Between 3 and 12 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	37,950	54,949
Put currency options | Between 1 and 3 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	6,558
Put currency options | Between 3 and 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Put currency options | More than 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Put currency options | Fair value
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	$ 1,506	$ 4,647